Summary of significant accounting policies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Capitalized, Interest Costs	$ 1.7	$ 3.6
Impairment charge	0.0	0.0
Other liabilities	6.9	6.5
Advertising expense	$ 3.2	$ 2.4
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer [Member]
Concentration Risk	11.00%	14.00%